INCOME TAXES - Reconciliation of Income Tax Provision (Details) - EUR (€) € in Millions	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended			24 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Disclosure of geographical areas [line items]
Accounting profit before tax from continuing operations				€ 1,205	€ 1,159	€ 719
Tax expense at the statutory rate				229	223	144
Taxation of foreign operations, net				81	86	(11)
Non-deductible expense items for tax purposes				30	7	13
Non-deductible transaction costs				0	0	10
Tax effect from change in tax rate				(38)	(16)	(43)
Deferred taxes not recognised				(4)	174	30
Adjustment in respect of current income tax from prior periods				(2)	(3)	27
Income tax charge per the income statement				€ 296	€ 471	€ 170
Statutory UK rate				19.00%	19.25%	20.00%
United States
Disclosure of geographical areas [line items]
Deferred tax benefit recognized in other reserves related to US tax law changes							€ (27)
Non-deductible expense items for tax purposes				€ 24
Tax effect from change in tax rate	€ 16						8
Deferred taxes not recognised		€ 178					167
Income tax charge related to the deemed repatriation of profits under the tax cuts and jobs act		€ 125		11			€ 156
Basque Territory
Disclosure of geographical areas [line items]
Tax effect from change in tax rate				23
Netherlands
Disclosure of geographical areas [line items]
Tax effect from change in tax rate				9
Sweden
Disclosure of geographical areas [line items]
Tax effect from change in tax rate				€ 5
France
Disclosure of geographical areas [line items]
Tax effect from change in tax rate			€ 28		€ 11
Belgium
Disclosure of geographical areas [line items]
Tax effect from change in tax rate	€ 20
United Kingdom
Disclosure of geographical areas [line items]
Tax effect from change in tax rate			€ 14